UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _3/31/05_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  5/11/05
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	86

Form 13F Table Value Total:			__306,800__
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES
/
SH/
PUT
/
INVSTM
T
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN
AMT
PRN
CAL
L
DSCRET
N
MANAGER
S
SOLE
SHARED
NONE
3M Co
COM
88579Y101
9,846
114,900
SH

SOLE

114,100

800
American Express
COM
025816109
5,723
111,400
SH

SOLE

110,700

700
Amgen
COM
031162100
3,254
55,900
SH

SOLE

55,500

400
Applebees Intl
COM
037899101
1,915
69,500
SH

SOLE

69,500

0
Arch Coal.
COM
039380100
2,542
59,100
SH

SOLE

58,300

800
Archer-Daniels-Midland
COM
039483102
492
20,000
SH

SOLE

20,000

0
Avaya
COM
053499109
2,453
210,000
SH

SOLE

208,000

2,000
Blackrock
COM
09247X101
1,589
21,200
SH

SOLE

21,000

200
Brunswick
COM
117043109
4,217
90,000
SH

SOLE

89,300

700
Bunge
ADR
G16962105
3,249
60,300
SH

SOLE

59,900

400
Canadian Pacific
ADR
13645T100
1,924
53,500
SH

SOLE

52,500

1,000
Carnival
ADR
143658300
2,155
41,600
SH

SOLE

41,200

400
Caterpillar
COM
149123101
3,978
43,500
SH

SOLE

43,100

400
Cheesecake Factory
COM
163072101
3,302
93,150
SH

SOLE

92,250

900
Chicago Bridge and Iron
ADR
167250109
1,942
44,100
SH

SOLE

43,500

600
Chicago Mercantile Ex
COM
167760107
1,940
10,000
SH

SOLE

10,000

0
Cisco Systems
COM
17275R102
4,473
250,000
SH

SOLE

248,000

2,000
Coach
COM
189754104
2,752
48,600
SH

SOLE

48,200

400
Computer Sciences
COM
205363104
8,081
176,250
SH

SOLE

175,550

700
Corn Products
COM
219023108
684
26,300
SH

SOLE

25,500

800
Dell
COM
24702R101
10,320
268,600
SH

SOLE

267,000

1,600
Devon Energy
COM
25179M103
1,757
36,800
SH

SOLE

36,800

0
Diebold
COM
253651103
6,445
117,500
SH

SOLE

116,700

800
Domino's Pizza
COM
25754A201
991
53,000
SH

SOLE

53,000

0
Donaldson
COM
257651109
1,969
61,000
SH

SOLE

61,000

0
EMC
COM
268648102
3,848
312,300
SH

SOLE

310,000

2,300
EOG Resources
COM
26875P101
1,462
30,000
SH

SOLE

30,000

0
Emerson Electric
COM
291011104
5,620
86,550
SH

SOLE

86,000

550
Exxon Mobil
COM
30231G102
7,176
120,400
SH

SOLE

119,800

600
Fedex
COM
31428X106
5,806
61,800
SH

SOLE

61,450

350
General Electric
COM
369604103
10,566
293,000
SH

SOLE

291,000

2,000
Gilead Science
COM
375558103
6,491
181,300
SH

SOLE

180,400

900
Goldman Sachs Group
COM
38141G104
3,157
28,700
SH

SOLE

28,500

200
Hershey Foods
COM
427866108
2,636
43,600
SH

SOLE

43,000

600
Home Depot
COM
437076102
3,132
81,900
SH

SOLE

81,900

0
Huntsman
COM
447011107
1,103
47,300
SH

SOLE

46,500

800
ITT Industries
COM
450911102
5,793
64,200
SH

SOLE

63,600

600
Illinois Tool Works
COM
452308109
7,870
87,900
SH

SOLE

87,300

600
Ingersoll Rand
ADR
G4776G10
1
2,995
37,600
SH

SOLE

37,000

600
IBM
COM
459200101
4,807
52,600
SH

SOLE

52,200

400
J.C. Penney
COM
708160106
9,917
191,000
SH

SOLE

190,000

1,000
Jacobs Engineering Gr
COM
469814107
2,695
51,900
SH

SOLE

51,500

400
Johnson & Johnson
COM
478160104
3,009
44,800
SH

SOLE

44,300

500
KLA Tencor
COM
482480100
460
10,000
SH

SOLE

10,000

0
Kellogg
COM
487836108
1,804
41,700
SH

SOLE

41,700

0
Kyphon
COM
501577100
3,257
129,400
SH

SOLE

128,500

900
Linear Technology
COM
535678106
1,456
38,000
SH

SOLE

38,000

0
Lowe's
COM
548661107
856
15,000
SH

SOLE

15,000

0
Martek Biosciences
COM
572901106
582
10,000
SH

SOLE

10,000

0
McDonald's
COM
580135101
1,548
49,700
SH

SOLE

49,700

0
Medtronic
COM
585055106
9,110
178,800
SH

SOLE

177,500

1,300
Microsoft
COM
594918104
5,281
218,500
SH

SOLE

216,800

1,700
Molex
CL A COM
608554200
719
30,481
SH

SOLE

30,481

0
Nabors Industries
ADR
G6359F103
1,626
27,500
SH

SOLE

27,500

0
Noble Drilling
ADR
G65422100
4,952
88,100
SH

SOLE

87,500

600
Nokia
ADR
654902204
1,196
77,500
SH

SOLE

77,500

0
Novartis
ADR
66987V109
4,383
93,700
SH

SOLE

93,000

700
Oracle
COM
68389X105
2,309
185,000
SH

SOLE

185,000

0
Paccar
   COM
693718108
4,068
56,200
SH

SOLE

55,800

400
Parker Hannifin
COM
701094104
3,515
57,700
SH

SOLE

57,200

500
Patterson-UTI Energy
COM
703481101
2,840
113,500
SH

SOLE

113,500

0
Peabody Energy
COM
704549104
3,588
77,400
SH

SOLE

76,800

600
PepsiCo
COM
713448108
2,381
44,900
SH

SOLE

44,300

600
Pfizer
COM
717081103
604
23,000
SH

SOLE

23,000

0
Praxair
COM
74005P104
6,059
126,600
SH

SOLE

125,800

800
Procter & Gamble
ADR
742718109
6,392
120,600
SH

SOLE

119,900

700
Robert Half Int
COM
770323103
2,780
103,100
SH

SOLE

102,000

1,100
Royal Caribbean
ADR
V7780T103
2,731
61,100
SH

SOLE

60,500

600
SAP AG
ADR
803054204
4,770
119,000
SH

SOLE

118,000

1,000
Schlumberger
ADR
806857108
3,742
53,100
SH

SOLE

52,700

400
St. Mary Land & Explor
COM
792228108
551
11,000
SH

SOLE

11,000

0
Staples
COM
855030102
2,090
66,500
SH

SOLE

65,500

1,000
Stryker
COM
863667101
5,648
126,600
SH

SOLE

125,600

1,000
Texas Instruments
COM
882508104
1,198
47,000
SH

SOLE

47,000

0
Tiffany
COM
886547108
1,553
45,000
SH

SOLE

45,000

0
Tyco
ADR
902124106
3,590
106,200
SH

SOLE

105,600

600
United Parcel Service
COM
911312106
1,440
19,800
SH

SOLE

19,800

0
UnitedHealth Group
COM
91324P102
5,456
57,200
SH

SOLE

56,800

400
WTS Washington Intl
COM
938862109
0
3
SH

SOLE

0

3
Wal-Mart
COM
931142103
4,249
84,800
SH

SOLE

84,200

600
Walgreen
COM
931422109
8,795
198,000
SH

SOLE

196,000

2,000
Wells Fargo
COM
949746101
3,881
64,900
SH

SOLE

64,500

400
Westinghouse Air Brake
COM
929740108
0
19
SH

SOLE

0

19
Yum Brands
COM
988498101
4,404
85,000
SH

SOLE

84,500

500
Zebra Technologies
COM
989207105
1,069
22,500
SH

SOLE

22,500

0
Zimmer Holdings
COM
98956P102
3,797
48,800
SH

SOLE

48,500

300